PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
Prepaid Expenses Abstract
PREPAID EXPENSES
NOTE 8:-	PREPAID EXPENSES
Amortization of prepaid expenses (costs of obtaining contracts – see Note 2o) amounted to $746 in the year ended December 31, 2024 (2023- $731).